Financial Instruments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 19, 2017	Jun. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cash and cash equivalents	$ 375,067,000	$ 214,862,000		$ 343,226,000	$ 224,190,000
Restricted cash and cash equivalents	452,318,000	397,815,000
Debt, current		1,384,933,000
Long-term debt	1,855,960,000	1,025,914,000
Derivatives:
Derivative asset	17,879,000	10,166,000
Deferred finance charges	18,483,000	24,053,000
Interest Rate Swaps | Cash Flow Hedging
Derivatives:
Notional value	$ 1,250,000,000
Interest Rate Swaps | Minimum | Cash Flow Hedging
Derivatives:
Fixed interest rates	1.13%
Interest Rate Swaps | Maximum | Cash Flow Hedging
Derivatives:
Fixed interest rates	1.94%
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 375,067,000	214,862,000
Restricted cash and cash equivalents	452,318,000	397,815,000
Carrying value | Level 2
Non-Derivatives:
Debt, current	871,507,000	1,393,229,000
Long-term debt - convertible bonds	346,698,000	340,173,000
Long-term debt	1,524,963,000	701,498,000
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	17,879,000	10,166,000
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	35,000	51,000
Foreign exchange swaps liability	573,000	223,000
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	44,516,000	40,141,000
Carrying value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	2,900,000	7,400,000
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value disclosure	375,067,000	214,862,000
Restricted cash and cash equivalents, fair value disclosure	452,318,000	397,815,000
Fair value | Level 2
Non-Derivatives:
Debt, current, fair value disclosure	871,507,000	1,393,229,000
Convertible debt, fair value disclosures	437,063,000	430,361,000
Long-term debt, fair value	1,524,963,000	701,498,000
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	17,879,000	10,166,000
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	35,000	51,000
Foreign exchange swaps liability	573,000	223,000
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	44,516,000	40,141,000
Fair value | Level 2 | Earn-out Units
Derivatives:
Derivative asset	2,900,000	7,400,000
FLNG
Derivatives:
Derivative asset			$ 79,600,000
Derivative liability		79,600,000
FLNG | Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	203,000,000	94,700,000
FLNG | Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	$ 203,000,000	$ 94,700,000